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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------
                                   Form 13F
                               -----------------

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/13
                                                 --------

Check here if Amendment [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Covepoint Capital Advisors LLC
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Address:  152 West 57th Street, 41st Floor
          ---------------------------------
          New York, NY 10019
          ---------------------------------

Form 13F File Number: 28-
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Greg Williams
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Title:  Business Controller
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Phone:  (212) 782-3642
        --------------------

Signature, Place, and Date of Signing:


    /s/ Greg Williams            New York, NY               4/12/2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
28-
             -          ------------------------

[Repeat as necessary]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                --
                                              -----------
Form 13F Information Table Entry Total:            0
                                              -----------
Form 13F Information Table Value Total:            0
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.  Form 13F File Number                  Name

       28-
  ---     -------------------------------    ---------------------------------

[Repeat as necessary.]

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
    NAME OF      TITLE         VALUE   SHRS OR SH/PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
    ISSUER       CLASS CUSIP (x $1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
TOTAL EQUITIES:    0             0                                            0